united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income ETF

AFIF

January 31, 2019

Semi-Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.RegentsParkFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

February 2019

Semi-Annual Letter to Shareholders of the Anfield Capital Universal Fixed Income ETF (AFIF)

The Anfield Capital Universal Fixed Income ETF successfully launched on September 18, 2018. We are pleased with its smooth smart and the early day’s assets in the Fund. We would like to thank our many supporters for making this important development possible.

With only a quarter’s worth of performance under our belt, we defer the usual commentary to the annual report, where there will be a meaningful, and we hope strong, performance track record to discuss in detail.

Since AFIF is still a new Fund, we would like to reinforce its objectives, investment strategy and purpose.

Investment Objective

The Anfield Universal Fixed Income ETF (the “Fund”) seeks current income. The Fund’s investment strategy is driven by a long-term secular orientation with a value-driven focus on income. The team combines top-down macro views with bottom-up security selection—with a higher quality company bias and a price adjusted quality bias—as they seek to meet their investment objective over full market cycles.

Principal Investment Strategy

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partners (“MLPs”) (tied to energy-related commodities), private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments.

Outlook and Target Portfolio Characteristics

Directional	Defensive, positioned for higher rates; target duration between 1 to 3 years

Yield Curve	1 – 5 years; driven by directional, duration, sector, and yield views

Sector	Emphasize all grade yield enhancing corporate credits with strong cash positions and improving fundamentals & MBS & ABS allocations

Security Selection	Active and selective

Liquidity	Continue to focus on strong liquidity—which tends to be undervalued in uncertain markets

Volatility	1-2% annualized standard deviation

Market Outlook

■	Global equity indices were negative in Q4 2018 on a total return basis: the S&P 500 lost 13.5%, the MSCI EAFE index was down 12.5%, and the MSCI Emerging Market index lost 7.4%. The Russell 2000 was the worst performer of the group, returning -20.2% in Q4.

■	Amidst the volatility, investors took refuge in bonds—the Bloomberg Barclays Global Aggregate index returned 1.2% for the quarter, while the Bloomberg Barclays US Treasury index returned 2.6%.

■	The 10 Year Treasury fluctuated majorly during the quarter and began the period at 3.09% while finishing at 2.69% and having peaked at 3.24% on November 8th.

■	The third and final reading of Q3 2018 US GDP growth came in at 3.4%, slightly below the second estimate of 3.5% growth. The Bureau of Economic Analysis noted in its release, “Personal consumption expenditures (PCE) and exports were revised down, and private inventory investment was revised up; the general picture of economic growth remains the same.”

■	In its December 2018 policy meeting, the Federal Reserve raised the Federal Funds Rate by 25bps to a range of 2.25-2.50%, the fourth and final hike of 2018. Markets sold off during Fed Chair Powell’s subsequent press conference, as markets perceived his comments to be less dovish than expected.

■	The Bank of England left its key interest rate on hold at 0.75%, in a unanimous vote by the Monetary Policy Committee. In a statement, the central bank said “the near-term outlook for global growth has softened and downside risks to growth have increased.”

■	Italy reached a new budget deal with the European Commission, avoiding an EU disciplinary procedure and resolving a dispute that had vexed financial markets for months.

■	Eurostat, the statistical office of the European Union, said that seasonally adjusted GDP rose by 1.6% in the euro area and by 1.8% in the EU28 in the third quarter of 2018. This is down from 2.2% and 2.1%, respectively, in the second quarter.

■	IHS Markit commented on the December 2018 Eurozone Manufacturing PMI print of 51.4, “The slowdown of growth in the euro area’s manufacturing economy, seen throughout much of 2018, carried on until the end of the year in December. Although extending the current run of expansion to five-and-a half years, the latest PMI reading was the lowest seen since February 2016.

■	The World Bank forecast Chinese 2019 growth of 6.2% from an expected 6.5% in 2018, with the slowdown due to its trade dispute. “To stimulate the economy, fiscal policy could focus on boosting household consumption rather than public infrastructure”, adding that China has room to lower business taxes.

On behalf of the entire staff at Regents Park Funds and Anfield Capital Management, we thank you for your continued support.

David Young, CFA

CEO & Founder

4239-NLD-2/5/2019

Anfield Universal Fixed Income ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for the period ended January 31, 2019, compared to its benchmark:

Inception *** through
January 31, 2019
(Annualized)
Anfield Universal Fixed Income ETF - NAV	0.79%
Anfield Universal Fixed Income ETF - Market Price	0.18%
BofA Merrill Lynch US Dollar 3-Month Libor Constant Maturity Index **	0.89%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

***	As of the close of business on the day of commencement of trading on September 18, 2018.

Portfolio Composition as of January 31, 2019:

Sectors	Percentage of Net Assets
Banks	15.9%
Agency Collateral CMO	14.2%
Other Asset Backed Securities	10.2%
Telecommunications	8.4%
Diversified Financial Services	5.8%
Media	5.2%
Real Estate Investment Trusts	4.4%
Computers	4.1%
Airlines	3.1%
Pipelines	3.0%
Other Assets Less Liabilities	25.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares						Fair Value

	EXCHANGE TRADED FUND - 2.7%
	DEBT FUND - 2.7%
10,514	iShares Core U.S. Aggregate Bond ETF					$1,129,834
5,257	ProShares UltraShort 20+ Year Treasury					183,627
	TOTAL EXCHANGE TRADED FUND (Cost $1,313,404)					1,313,461

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 95.6%
	AEROSPACE/DEFENSE - 1.0%
$500,000	United Technologies Corp.	1.9000	5/4/2020			493,424

	AGENCY COLLATERAL CMO - 14.2%
429,178	Fannie Mae Interest Strip *	3.5000	2/25/2028			73,728
99,410	Fannie Mae Interest Strip *#	3.5000	11/25/2041			18,320
96,833	Fannie Mae Interest Strip *#	3.5000	11/25/2041			18,901
490,293	Fannie Mae Interest Strip *#	4.0000	11/25/2040			102,775
1,554,723	Fannie Mae Interest Strip *	5.0000	7/25/2042			307,099
171,792	Fannie Mae Interest Strip *#	6.0000	7/25/2042			32,693
319,967	Fannie Mae Interest Strip *	6.5000	5/25/2033			65,340
404,402	Fannie Mae Interest Strip *#	6.5000	8/25/2035			83,831
333,133	Fannie Mae Interest Strip *#	6.5000	4/25/2036			85,424
965,726	Fannie Mae REMICS *	3.5000	5/25/2043			129,147
562,964	Fannie Mae REMICS *~	3.6400	3/25/2036	Monthly US LIBOR	+6.15%	60,946
1,215,327	Fannie Mae REMICS *#	3.9400	6/25/2040	Monthly US LIBOR	+6.45%	173,342
64,708	Fannie Mae REMICS *~	3.9900	4/25/2036	Monthly US LIBOR	+6.50%	9,214
311,920	Fannie Mae REMICS *	4.0000	3/25/2041			56,786
132,544	Fannie Mae REMICS *~	4.0900	7/25/2037	Monthly US LIBOR	+6.60%	16,611
248,393	Fannie Mae REMICS *~	4.1400	10/25/2026	Monthly US LIBOR	+6.65%	20,121
594,545	Fannie Mae REMICS *~	4.1900	10/25/2035	Monthly US LIBOR	+6.70%	92,444
327,276	Fannie Mae REMICS *	4.5000	2/25/2043			59,415
954,768	Fannie Mae REMICS *	4.5000	10/25/2048			177,213
137,043	Fannie Mae REMICS *~	4.6900	1/25/2037	Monthly US LIBOR	+7.20%	19,647
403,302	Fannie Mae REMICS *~	5.2400	3/25/2032	Monthly US LIBOR	+7.75%	69,489
938,151	Fannie Mae REMICS *	5.5000	4/25/2034			195,849
223,715	Fannie Mae REMICS *~	5.9400	2/25/2032	Monthly US LIBOR	+8.45%	41,112
193,932	Freddie Mac REMICS ~	3.2902	4/15/2042	Monthly US LIBOR	+7.70%	175,391
261,269	Freddie Mac REMICS ~	3.3094	7/15/2043	Monthly US LIBOR	+7.70%	240,091
1,064,398	Freddie Mac REMICS *~	3.4911	5/15/2034	Monthly US LIBOR	+6.00%	171,596
874,638	Freddie Mac REMICS *	3.5000	10/15/2039			93,268
739,054	Freddie Mac REMICS *~	3.9911	9/15/2041	Monthly US LIBOR	+6.50%	105,049
1,715,863	Freddie Mac REMICS *	4.0000	11/15/2039			205,048
517,966	Freddie Mac REMICS *	4.0000	8/15/2043			69,283
689,494	Freddie Mac REMICS *	4.0000	3/15/2045			136,423
829,483	Freddie Mac REMICS *	4.0000	12/15/2046			150,000
1,931,360	Freddie Mac REMICS *~	4.0411	3/15/2040	Monthly US LIBOR	+6.55%	322,058
120,022	Freddie Mac REMICS *~	4.1911	2/15/2036	Monthly US LIBOR	+6.70%	18,570
373,036	Freddie Mac REMICS *~	4.2211	9/15/2039	Monthly US LIBOR	+6.73%	48,693
1,379,182	Freddie Mac REMICS *	4.5000	7/15/2046			217,013
54,005	Freddie Mac REMICS *~	4.6911	3/15/2032	Monthly US LIBOR	+7.20%	8,020
211,729	Freddie Mac REMICS *~	4.6911	6/15/2032	Monthly US LIBOR	+7.20%	31,519
135,046	Freddie Mac REMICS *~	5.3911	11/15/2032	Monthly US LIBOR	+7.90%	22,749
189,439	Freddie Mac REMICS *~	5.4911	3/15/2032	Monthly US LIBOR	+8.00%	32,816

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 95.6% (Continued)
	AGENCY COLLATERAL CMO - 14.2% (Continued)
$646,255	Freddie Mac REMICS *	5.5000	3/15/2033			$125,686
695,024	Freddie Mac REMICS *	5.5000	7/15/2039			102,130
292,211	Freddie Mac Strips *~	3.3911	11/15/2036	Monthly US LIBOR	+5.90%	31,317
532,767	Freddie Mac Strips *	4.5000	9/15/2035			96,733
19,020,278	Government National Mortgage Association *~	0.2000	9/20/2035	Monthly US LIBOR	+6.50%	136,490
9,533,030	Government National Mortgage Association *~	0.7000	8/20/2039	Monthly US LIBOR	+6.80%	213,096
1,612,395	Government National Mortgage Association *~	1.0000	5/20/2040	Monthly US LIBOR	+71.88%	66,614
552,593	Government National Mortgage Association *	3.0000	2/20/2042			66,832
2,021,403	Government National Mortgage Association *	3.0000	12/20/2044			256,038
1,190,993	Government National Mortgage Association *	3.0000	4/20/2046			186,107
294,400	Government National Mortgage Association *~	3.4470	6/20/2039	Monthly US LIBOR	+5.95%	32,930
323,070	Government National Mortgage Association *	3.5000	1/20/2043			56,618
681,133	Government National Mortgage Association *	3.5000	10/20/2046			134,170
477,456	Government National Mortgage Association *	3.5000	7/20/2047			68,843
458,645	Government National Mortgage Association *	4.0000	10/20/2044			71,709
448,944	Government National Mortgage Association *	4.0000	6/20/2045			66,659
2,119,693	Government National Mortgage Association *	4.0000	7/20/2045			302,934
939,294	Government National Mortgage Association *	4.0000	1/20/2048			192,053
270,189	Government National Mortgage Association *	4.5000	12/20/2046			42,242
1,298,206	Government National Mortgage Association *	5.5000	9/20/2048			242,085
1,000,000	Government National Mortgage Association *	5.5000	10/20/2048			331,574
2,915,605	Government National Mortgage Association *	5.5000	10/20/2048			213,035
						6,992,929
	AGRICULTURE - 1.2%
570,000	Reynolds American, Inc.	6.8750	5/1/2020			594,360

	AIRLINES - 3.1%
248,129	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			259,915
363,490	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			367,543
550,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			552,062
122,080	Delta Air Lines 2011-1 Class A Pass Through Trust	5.3000	4/15/2019			122,520
200,000	Delta Air Lines, Inc.	2.8750	3/13/2020			198,920
						1,500,960
	AUTO MANUFACTURERS - 2.9%
800,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			806,000
599,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019			595,976
						1,401,976
	BANKS - 15.9%
400,000	Bank of America Corp.	2.2500	4/21/2020			397,605
450,000	BNP Paribas SA	2.3750	5/21/2020			446,988
500,000	BPCE SA	2.2500	1/27/2020			495,821
650,000	Capital One NA	2.3500	1/31/2020			646,029
269,000	Citigroup, Inc.	2.4500	1/10/2020			267,850
925,000	Citigroup, Inc. #	5.8750	3/27/2020	Quarterly US LIBOR	+4.06%	932,257
625,000	Cooperatieve Rabobank UA #^	11.0000	6/30/2019	Quarterly US LIBOR	+10.87%	646,875
750,000	Credit Agricole SA #^	8.3750	10/13/2019	Quarterly US LIBOR	+6.98%	772,500
650,000	Discover Bank	7.0000	4/15/2020			677,952
557,000	Goldman Sachs Group, Inc.	5.3750	3/15/2020			571,399
430,000	ING Bank NV ^	2.5000	10/1/2019			428,734
500,000	JPMorgan Chase & Co.	2.2500	1/23/2020			496,914

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 95.6% (Continued)
	BANKS - 15.9% (Continued)
$550,000	Morgan Stanley & Co.	5.5000	1/26/2020			$565,984
500,000	Wells Fargo & Co.	2.1500	1/30/2020			496,663
						7,843,571
	BEVERAGES - 2.5%
750,000	Constellation Brands, Inc.	2.2500	11/6/2020			737,981
260,000	Keurig Dr. Pepper, Inc.	2.0000	1/15/2020			257,046
234,000	Molson Coors Brewing Co.	2.2500	3/15/2020			231,565
						1,226,592
	COMMERCIAL SERVICES - 1.3%
643,000	Nielsen Finance LLC	4.5000	10/1/2020			643,000

	COMPUTERS - 4.1%
194,000	Dell, Inc.	5.8750	6/15/2019			197,637
829,000	EMC Corp.	2.6500	6/1/2020			816,878
976,000	Leidos Holdings, Inc.	4.4500	12/1/2020			994,837
						2,009,352
	DIVERSIFIED FINANCIAL SERVICES - 5.8%
590,000	AerCap Ireland Capital DAC	3.7500	5/15/2019			591,091
704,000	Ally Financial, Inc.	3.7500	11/18/2019			706,640
570,000	American Express Credit Corp.	2.2000	3/3/2020			566,421
507,000	Nasdaq, Inc.	5.5500	1/15/2020			518,942
457,000	Synchrony Financial	3.0000	8/15/2019			455,826
						2,838,920
	ELECTRIC - 3.0%
205,000	EDP Finance BV ^	4.9000	10/1/2019			206,768
450,000	EDP Finance BV ^	5.2500	1/14/2021			462,649
400,000	Sempra Energy	2.4000	2/1/2020			396,294
400,000	Southern Power Co.	1.9500	12/15/2019			396,525
						1,462,236
	ENVIRONMENTAL CONTROL - 0.6%
300,000	Waste Management, Inc.	4.7500	6/30/2020			306,959

	FOOD - 1.5%
250,000	Wm Wrigley Jr. Co. ^	2.9000	10/21/2019			250,173
500,000	Wm Wrigley Jr. Co. ^	3.3750	10/21/2020			503,955
						754,128
	HEALTHCARE-PRODUCTS - 1.1%
564,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			561,389

	HEALTHCARE-SERVICES - 1.2%
597,000	HCA, Inc.	6.5000	2/15/2020			614,910

	LODGING - 1.7%
830,000	MGM Resorts International	5.2500	3/31/2020			844,525

	MEDIA - 5.2%
745,000	Cablevision Systems Corp.	8.0000	4/15/2020			776,662
682,000	Discovery Communications LLC	5.6250	8/15/2019			690,433
477,000	Time Warner Cable LLC	5.0000	2/1/2020			484,150
250,000	Time Warner Cable LLC	8.2500	4/1/2019			252,065

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 95.6% (Continued)
	MEDIA - 5.2% (Continued)
$87,000	Viacom, Inc.	2.7500	12/15/2019			$86,709
250,000	Viacom, Inc.	5.6250	9/15/2019			254,050
						2,544,069
	MISCELLANEOUS MANUFACTURER- 0.8%
300,000	General Electric, Co. #	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	262,942
30,000	General Electric, Co.	6.0000	8/7/2019			30,412
70,000	General Electric, Co. / LJ VP Holdings LLC ^	3.8000	6/18/2019			70,076
						363,430
	OIL & GAS - 2.1%
57,000	Equinor ASA	2.9000	11/8/2020			57,140
200,000	Petrobras Global Finance BV ~	5.6682	3/17/2020	Quarterly US LIBOR	+2.88%	205,000
200,000	Petronas Capital Ltd. ^	5.2500	8/12/2019			202,438
623,000	Unit Corp.	6.6250	5/15/2021			591,850
						1,056,428
	OTHER ASSET BACKED SECURITIES - 10.2%
337,500	BlueMountain CLO 2013-2 Ltd. ~^	4.7110	10/22/2030	Quarterly US LIBOR	+1.95%	326,733
500,500	Crown Point CLO IV Ltd. ~^	4.2610	4/20/2031	Quarterly US LIBOR	+1.50%	490,599
500,000	Fortress Credit BSL VI Ltd. ~^	4.5424	7/23/2031	Quarterly US LIBOR	+1.77%	494,732
500,000	JMP Credit Advisors CLO IIIR Ltd. ~^	5.3734	1/17/2028	Quarterly US LIBOR	+2.60%	472,500
350,000	LCM Loan Income Fund I Ltd. ~^	4.5610	4/20/2031	Quarterly US LIBOR	+1.80%	333,547
500,000	Lockwood Grove CLO Ltd. ~^	5.6206	1/25/2030	Quarterly US LIBOR	+2.85%	476,497
500,000	Marathon CLO XI Ltd. ~^	4.3110	4/20/2031	Quarterly US LIBOR	+1.55%	483,889
450,000	Shackleton 2013-III CLO Ltd. ~^	4.7373	7/15/2030	Quarterly US LIBOR	+1.95%	433,784
520,000	Steele Creek CLO 2014-1 Ltd. ~^	4.2610	4/21/2031	Quarterly US LIBOR	+1.50%	510,786
500,000	Tralee CLO V Ltd. ~^	4.9588	10/20/2028	Quarterly US LIBOR	+2.20%	488,294
500,000	Zais CLO 3 Ltd. ~^	4.9773	7/15/2031	Quarterly US LIBOR	+2.19%	494,139
						5,005,500
	PACKAGING & CONTAINERS - 0.4%
200,000	WestRock MWV LLC	3.0000	3/12/2020			204,806

	PIPELINES - 3.0%
433,000	DCP Midstream Operating LP	2.7000	4/1/2019			433,520
600,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			621,010
100,000	Kinder Morgan, Inc./DE	3.0500	12/1/2019			100,038
220,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			221,669
100,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			101,906
						1,478,143
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 4.4%
600,000	American Tower Trust I	2.8000	6/1/2020			598,184
600,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			610,080
586,000	Office Properties Income Trust	3.7500	8/15/2019			585,262
400,000	SBA Tower Trust ^	3.1560	10/8/2020			397,585
						2,191,111
	TELECOMMUNICATIONS - 8.4%
100,000	CenturyLink, Inc.	6.1500	9/15/2019			101,250
370,000	Frontier Communications Corp.	7.1250	3/15/2019			365,837
382,000	Nokia OYJ	5.3750	5/15/2019			384,865
600,000	Sprint Capital Corp.	6.9000	5/1/2019			606,150
200,000	Sprint Communications, Inc.	7.0000	8/15/2020			208,000
378,125	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			376,991

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 95.6% (Continued)
	TELECOMMUNICATIONS - 8.4% (Continued)
$1,247,000	Telecom Italia Capital SA	7.1750	6/18/2019			$1,262,587
629,000	Telefonica Emisiones SA	5.1340	4/27/2020			643,235
200,000	Verizon Communications, Inc.	2.6250	2/21/2020			199,909
						4,148,824

	TOTAL BONDS & NOTES (Cost $47,165,103)					47,081,542

	TOTAL INVESTMENTS - 98.3% (Cost $48,478,507)					$48,395,003
	OTHER ASSETS LESS LIABILITIES - 1.7%					857,612
	TOTAL NET ASSETS - 100.0%					$49,252,615

CLO - Collateralized Loan Obligation

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduits

*	Interest Only Securities

#	Variable Rate Securities

~	Floating Rate Securities

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 22.51% of the Fund’s total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2019

ASSETS
Investment securities:
At cost	$48,478,507
At fair value	$48,395,003
Cash	302,226
Dividends and interest receivable	562,087
TOTAL ASSETS	49,259,316

LIABILITIES
Investment advisory fees payable	4,443
Payable to related parties	2,064
Accrued expenses and other liabilities	194
TOTAL LIABILITIES	6,701
NET ASSETS	$49,252,615

Composition of Net Assets:
Paid in capital	$49,399,530
Accumulated losses	(146,915)
NET ASSETS	$49,252,615

Net Asset Value Per Share:
Net Assets	$49,252,615
Shares of beneficial interest outstanding (a)	4,925,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.00

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2019*

INVESTMENT INCOME
Dividends	$50,256
Interest	474,578
TOTAL INVESTMENT INCOME	524,834

EXPENSES
Investment advisory fees	110,920
Legal fees	26,094
Administration fees	15,461
Compliance officer fees	6,941
Audit fees	6,521
Trustees fees and expenses	4,292
Printing and postage expenses	4,282
Custodian fees	3,594
Transfer agent fees	3,529
Insurance expense	683
Other expenses	864
TOTAL EXPENSES	183,181
Less: Fees waived by the Advisor	(41,462)
NET EXPENSES	141,719

NET INVESTMENT INCOME	383,115

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(74,386)
Net change in unrealized depreciation on investments	(83,504)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(157,890)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,225

* The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2019 *
(Unaudited)
FROM OPERATIONS
Net investment income	$383,115
Net realized loss from investments	(74,386)
Net change in unrealized depreciation on investments	(83,504)
Net increase in net assets resulting from operations	225,225

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(372,140)
Net decrease in net assets from distribution to shareholders	(372,140)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	51,633,412
Payments for shares redeemed	(2,233,882)
Net increase in net assets from shares of beneficial interest	49,399,530

TOTAL INCREASE IN NET ASSETS	49,252,615

NET ASSETS
Beginning of the period	—
End of the period	$49,252,615

SHARE ACTIVITY
Shares Sold	5,150,000
Shares Redeemed	(225,000)
Net increase in shares of beneficial interest outstanding	4,925,000

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the
Period Ended
January 31, 2019
(Unaudited) *

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.10
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	0.08
Less distributions from:
Net investment income	(0.07)
Net realized gains	(0.01)
Total distributions	(0.08)
Net asset value, end of period	$10.00
Market price, end of period	$9.98
Total return (b)(c)(d)(e)	0.79%
Market price total return (b)(c)(d)	0.18%
Net assets, at end of year (000)s	$49,253
Ratio of gross expenses to average net assets (f)(g)	1.23%
Ratio of net expenses to average net assets (f)	0.95%
Ratio of net investment income to average net assets (f)(h)	2.57%
Portfolio Turnover Rate (d)	184%

*	The Anfield Universal Fixed Income ETF shares commenced operations on September 17, 2018.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on September 17, 2018 through January 31, 2019. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 18, 2018 through January 31, 2019 was 0.79%.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2019

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Fund – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,313,461	$—	$—	$1,313,461
Bonds & Notes	—	47,081,542	—	47,081,542
Total	$1,313,461	$47,081,542	$—	$48,395,003

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 or Level 2 at the end of the reporting period. There were no Level 3 securities.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s open tax year ending July 31, 2019 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended January 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $31,037,392 and $48,286,818. For the period ended January 31, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $50,435,460 and $2,233,930.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns Regents Park. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the period from the Fund’s inception on September 17, 2018 through January 31, 2019, the Fund incurred Advisory Fees of $110,920.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

For the period ended January 31, 2019 the Adviser waived fees in the amount of $41,462.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, ETF structure risks, fixed income risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, issuer-specific risk, investment companies and exchange-traded funds risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, new fund risk, prepayment and extension risk, regulatory risk, securities lending risk, swap risk, U.S. government risk, valuation risk and variable or floating rate securities risk.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to the special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•	Trading Issues. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

-	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

-	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

-	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

-	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,478,507 for the Anfield Universal Fixed Income ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$346,893
Gross unrealized depreciation:	$(430,397)
Net unrealized depreciation:	$(83,504)

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Approval of Advisory Agreement – Anfield Universal Fixed Income ETF

At a meeting held on June 12 and 13, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), which independent Trustees constitute all of the Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, and an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, each on behalf of the Anfield Universal Fixed Income ETF (“Anfield ETF” or the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) a description of the Adviser’s and Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fee and overall expenses with those of comparable funds; (vi) the level of anticipated profitability from the Adviser’s and Sub-Adviser’s fund-related operations; and (vii) the Adviser’s and Sub-Adviser’s respective compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Adviser and Sub-Adviser. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the proposed Advisory Agreement with the Trust on behalf of the Anfield ETF, including the proposed Advisory Agreement; an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that services the Anfield ETF and their backgrounds and experience; a review of Regents Park’s financial condition; information regarding Regents Park’s risk management processes; and Regents Park’s compliance policies and procedures, including its business continuity policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching its conclusions with respect to the nature and quality of services to be provided by Regents Park, the Board considered that each of Regents Park’s employees has extensive asset management, risk management, operations and compliance experience. The Board noted that Regents Park was then managing other Funds in the Trust, and considered the Board’s familiarity with such management personnel obtained from the Board’s oversight of those other Funds in the Trust advised by Regents Park. The Board considered that Regents Park’s responsibilities to the Anfield ETF would include the ongoing monitoring and evaluation of the performance of the Anfield ETF, various administrative services, and compliance and other functions and that Regents Park would rely on its Sub-Advisory Oversight Committee to accomplish these functions. The Board considered that Regents Park appeared to possess the skills, experience and sophistication necessary to effectively manage the Anfield ETF’s proposed investment strategies and Anfield’s operations and concluded that Regents Park had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Regents Park to the Anfield ETF should be satisfactory and reliable.

With respect to Anfield, the Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Anfield ETF, including the Sub-Advisory Agreement, an overview of the Anfield ETF’s investment strategies, including a description of the manner in which investment decisions are made and executed; information security policy and risk management processes; information relating to Anfield’s financial condition; an overview of the personnel that would perform services for the Anfield ETF and their background and experience; and the compliance policies and procedures of Anfield, inclusive of its business continuity policy and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

The Board took into account its familiarity with Anfield obtained from the Board’s oversight of other funds in the Trust that are advised or sub-advised by Anfield. The Board considered the experience and performance of Anfield’s portfolio management team, research staff, and compliance program. The Board considered the affiliation between Regents Park and Anfield and any potential conflicts of interest, its prior experience with Anfield and Anfield’s practices with respect to monitoring compliance and found that Anfield has devoted appropriate resources to compliance. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by Anfield to the Anfield ETF were expected to be satisfactory and reliable.

Performance. With respect to the Anfield ETF, the Board reviewed and considered, among other performance data, the performance record of the Anfield Universal Fixed Income Fund advised by Anfield, which has a substantially identical strategy to that of the Anfield ETF, noting that Fund’s positive performance. The Board concluded that Anfield’s overall performance was satisfactory and that Anfield was expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services to be provided, the Board considered a comparison, compiled by Broadridge, of the Anfield ETF’s proposed advisory fee and estimated operating expenses with those of certain peer funds with similar investment objectives and strategies (each, a “Peer Group”) and with those of other funds in the Morningstar category for the Anfield ETF as selected by Broadridge. The Board also took into account the cost of other accounts managed by Anfield that used a similar investment strategy, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Among other data, the Board considered that the Anfield ETF’s proposed contractual advisory fee was above the median of its expected Morningstar category and its Peer Group. The Board also considered that the Fund’s net total expenses were above the median but not the highest of the Fund’s Peer Group and Morningstar category. The Board also considered that Regents Park would contractually agree to waive expenses in excess of 0.95% (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses). The Board also took into account the Adviser’s discussion of the Fund’s expenses, including the impact of asset size on performance relative to its Peer Group.

In considering the level of the sub-advisory fee, the Board noted that the sub-advisory fee would be paid by Regents Park out of its advisory fee and not by the Fund. The Board also considered the advisory fee paid by other accounts managed by Anfield that used a similar investment strategy, noting that differences were attributable to the differences in the management of these different kinds of accounts.

The Board concluded that the Anfield ETF’s proposed contractual advisory fee and sub-advisory fee were not unreasonable.

Profitability. The Board considered Regents Park’s and Anfield’s anticipated profitability with respect to the Anfield ETF, and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Anfield ETFs. The Board considered an estimated profitability analysis prepared by Regents Park and Anfield and concluded that, based on the estimated costs of launching and managing the Anfield ETF during its first year of operations, that the anticipated profitability, if any, of each of Regents Park and Anfield and their affiliates from their relationships with the Anfield ETF did not appear to be excessive.

Economies of Scale. The Board considered whether Regents Park would realize economies of scale with respect to its management of the Anfield ETF. The Board concluded that at then-current and projected asset levels for the initial term of the Advisory Agreement and Sub-Advisory Agreement, economies of scale was not a consideration at this time but that the Board would consider whether economies of scale exist in the future once the Fund has been in operation.

Other Benefits. The Board also considered the character and amount of any other direct and incidental benefits to be received by Regents Park and Anfield from their association with the Fund. The Board noted that each of the Adviser and sub-adviser had identified potential “fall-out” benefits that it may receive include an enhanced firm profile, credibility, and brand recognition. The Board considered that these benefits are expected and appeared to be reasonable.

Conclusion. The Board, having requested and received such information from Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement and Sub-Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement and Sub-Advisory Agreement for an initial two-year term was in the best interests of the Anfield ETF and its future shareholders. In considering the proposed Advisory Agreement and Sub-Advisory Agreement, the Board did not identify any one factor as all important and each Independent Trustee may have considered different factors as more important.

Anfield Universal Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 17, 2018 (commencement of the Fund’s operations) to January 31, 2019 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 9/17/18	Ending Account Value 1/31/19	Expenses Paid During Period 9/17/18-1/31/19*	Expense Ratio During the Period 9/17/18-1/31/19
	$1,000.00	$1,007.90	$3.55	0.95%

Hypothetical (5% return before expenses)	Beginning Account Value 9/17/18	Ending Account Value 1/31/19	Expenses Paid During Period 9/17/18-1/31/19**	Expense Ratio During the Period 9/17/18-1/31/19
	$1,000.00	$1,020.42	$4.84	0.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (136) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable. Fund is an open-end management investment company.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/2/2019

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/2/2019